Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.34%)
Since Inception	4.53%
Fidelity Freedom Blend 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.48%)
Since Inception	2.90%
Fidelity Freedom Blend 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.19%)
Since Inception	3.29%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	4.46%	[1]

[1]	AFrom August 31, 2018.